Revenue	12 Months Ended
Mar. 31, 2019
Revenue
Revenue

10.Revenue

Disaggregation of revenue

For the year ended March 31, 2019, all of the Group’s revenues were generated in the PRC. Additionally, all of the revenues for the periods were recognized from contracts with customers. Revenue consisted of the following categories:

For the year ended March 31,
2019
Online VIP membership revenue	$19,271,739
Online SVIP membership revenue	5,054,983
Technical service revenue	342,118
Total	$24,668,840